Fair value (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Scenario One [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	R$ (7.4)	R$ (3.5)
Impact, stockholders' equity	(0.1)
Scenario One [Member] | Commodities Indexes And Shares [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(5.7)	(13.3)
Impact, stockholders' equity		(9.6)
Scenario One [Member] | Nonlinear Risk [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(25.1)	(0.1)
Scenario Two [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	(185.8)	(89.2)
Impact, stockholders' equity	(3.1)	(0.9)
Scenario Two [Member] | Commodities Indexes And Shares [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(11.4)	(26.7)
Impact, stockholders' equity		(19.2)
Scenario Two [Member] | Nonlinear Risk [Member]
IfrsStatementLineItems [Line Items]
Impact, Income	(45.8)	(0.2)
Scenario Three [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Impact, Income	(372.2)	(178.9)
Impact, stockholders' equity	R$ (6.2)	R$ (1.8)